Organization and Principal Activities (Details) In Thousands, except Share data, unless otherwise specified							0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 14, 2007 USD ($)	Aug. 14, 2007 Founders item	Aug. 14, 2007 Certain minority shareholders	Aug. 14, 2007 Series A preferred shares	Sep. 26, 2007 Series A preferred shares Venture capital investors USD ($) item	Sep. 26, 2007 Series A preferred shares Venture capital investors CNY	Sep. 28, 2010 Ordinary shares	Jul. 14, 2007 Ordinary shares
Organization and Principal Activities
Authorized share capital (in dollars)			$ 120,000
Number of shares authorized			120,000,000
Par value (in dollars per share)			$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000								96,000,000
Preferred stock, shares authorized						24,000,000
Ordinary shares, shares issued	104,404,831	103,844,239		53,200,000	2,800,000
Shares issued							24,000,000	24,000,000	23,000,000
Number of investors							2	2
Total consideration (in RMB/dollars)							$ 13,000	96,949
Stock issued as percentage of the total outstanding equity of the Company							30.00%	30.00%
Number of restaurants owned and operated				9